[Investors Bank & Trust Company]

March 1, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Glenmede Fund, Inc. (the “Registrant”)
       Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and on behalf of the Registrant, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Portfolios of the Registrant, dated February 28, 2006, do not differ from those contained in Post-Effective No. 41 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 24, 2006 and is Registrant’s most recent amendment.

Please do not hesitate to contact the undersigned at (617) 937-7819 if you have any questions regarding this filing.

Very truly yours,

/s/ Anthony S. Dell
Anthony S. Dell, Esq.